Financial instruments risk management (Schedule of Classification of Financial Assets and Liabilities) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	₪ 124,158	$ 38,921	[1]	₪ 122,938	$ 38,539	[1]	₪ 137,466	₪ 150,607
Financial assets at fair value through profit or loss	49,067	15,381	[1]	47,842
Lease liabilities	4,930	$ 1,546		4,700	$ 1,474		₪ 2,207
Fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0			0
Financial assets at fair value through profit or loss	173,658			171,031
Trade and other receivables	0			0
Total financial assets	173,658			171,031
Amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	124,158			122,938
Financial assets at fair value through profit or loss	0			0
Trade and other receivables	184,006			178,715
Total financial assets	308,164			301,653
Trade payables	23,291			28,203
Lease liabilities	4,930			4,700
Total financial liabilities	₪ 28,221			₪ 32,903

[1]	Convenience Translation into US Dollars.